Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Nominal discount rate	3.50%	2.00%
New and increase in existing provisionsa	$ 5,876
Provisions, discounted cash flow, nominal interest rate	3.50%	2.00%
Liabilities for decommissioning costs, weighted average recognition period	17 years	17 years
Environmental expenditures and liabilities, weighted average recognition period	6 years	6 years
Provision For Decommissioning Costs, Nominal Rate Of Inflation	1.50%	1.50%
Provision For Costs Other Than Decommissioning, Nominal Rate Of Inflation	2.00%	2.00%
Change In nominal interest rate	100.00%
Reduction to provision through change in discount rate	$ 3,473
Charges for provisions, net of write-back of unused provisions, including change in discount rate	4,077	$ 3,720	$ 2,502
Provision for decommissioning | Within ten years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	5,600	5,300
Provision for decommissioning | Ten to twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	5,300	6,900
Provision for decommissioning | Later than twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	6,000	6,000
Assets previously sold | Provision for decommissioning
Disclosure of other provisions [line items]
New and increase in existing provisionsa	800	500
1.0 percentage point increase [Member]
Disclosure of other provisions [line items]
Reduction to provision through change in discount rate	1,800	2,600
Increase (Decrease) Through Change In Discount Rate, Other Provisions, Impact On Income Statement	500	700
1.0 percentage point increase [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Increase (decrease) through change in inflation rate, provisions	2,000	2,900
Increase (Decrease) Through Change In Inflation Rate, Provisions, Impact On Income Statement	500	700
Change in timing of future expenditure [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Charges for provisions, net of write-back of unused provisions, including change in discount rate	500	200
Ten Percentage Point Increase
Disclosure of other provisions [line items]
Increase (decrease) in provision for decommissioning costs, as result of increased expense	1,200	1,600
Increase (decrease) future decommissioning expenditure, impact on income statement	$ 300	$ 400